Intangible Assets other than Goodwill - Summary of Intangible Asset Explanatory and Changes in intangible assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	₩ 1,044,077
Changes in intangible assets other than goodwill
Reversal	0	₩ (14)	₩ 0
Impairment	(164)	0	(3,599)
Ending balance	956,664	1,044,077
Intangible assets other than goodwill
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	1,044,077	1,055,730
Changes in intangible assets other than goodwill
Acquisition	126,295	152,639
Disposal	(354)	(132)
Amortization	(156,160)	(166,161)
Reversal		14
Impairment	(164)
Others	(57,030)	1,987
Ending balance	956,664	1,044,077	1,055,730
Intangible assets other than goodwill | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	3,940,927
Changes in intangible assets other than goodwill
Ending balance	3,963,439	3,940,927
Intangible assets other than goodwill | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(2,310,088)
Changes in intangible assets other than goodwill
Ending balance	(2,429,624)	(2,310,088)
Intangible assets other than goodwill | Accumulated impairment [member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(575,454)
Changes in intangible assets other than goodwill
Ending balance	(571,325)	(575,454)
Intangible assets other than goodwill | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(11,308)
Changes in intangible assets other than goodwill
Ending balance	(5,826)	(11,308)
Software
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	162,505
Changes in intangible assets other than goodwill
Ending balance	202,833	162,505
Software | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	162,596	152,163
Changes in intangible assets other than goodwill
Acquisition	22,532	18,834
Disposal	(57)	(1)
Amortization	(84,649)	(77,881)
Reversal		0
Impairment	0
Others	102,585	69,481
Ending balance	203,007	162,596	152,163
Software | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	867,185
Changes in intangible assets other than goodwill
Ending balance	1,002,040	867,185
Software | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(704,589)
Changes in intangible assets other than goodwill
Ending balance	(799,013)	(704,589)
Software | Accumulated impairment [member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	(20)	0
Software | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(91)	(136)
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	60	64
Reversal		0
Impairment	0
Others	(143)	(19)
Ending balance	(174)	(91)	(136)
Copyrights, patents rights and other industrial rights
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	35,187
Changes in intangible assets other than goodwill
Ending balance	28,013	35,187
Copyrights, patents rights and other industrial rights | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	35,187	42,916
Changes in intangible assets other than goodwill
Acquisition	270	166
Disposal	(37)	(131)
Amortization	(7,136)	(7,771)
Reversal		0
Impairment	0
Others	(271)	7
Ending balance	28,013	35,187	42,916
Copyrights, patents rights and other industrial rights | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	103,428
Changes in intangible assets other than goodwill
Ending balance	104,559	103,428
Copyrights, patents rights and other industrial rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(59,063)
Changes in intangible assets other than goodwill
Ending balance	(67,368)	(59,063)
Copyrights, patents rights and other industrial rights | Accumulated impairment [member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(9,178)
Changes in intangible assets other than goodwill
Ending balance	(9,178)	(9,178)
Copyrights, patents rights and other industrial rights | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Mining rights
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	41,902
Changes in intangible assets other than goodwill
Ending balance	38,525	41,902
Mining rights | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	41,902	42,390
Changes in intangible assets other than goodwill
Acquisition	2,395	1,022
Disposal	0	0
Amortization	(4,296)	(3,526)
Reversal		0
Impairment	0
Others	(1,476)	2,016
Ending balance	38,525	41,902	42,390
Mining rights | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	623,122
Changes in intangible assets other than goodwill
Ending balance	625,845	623,122
Mining rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(39,803)
Changes in intangible assets other than goodwill
Ending balance	(46,187)	(39,803)
Mining rights | Accumulated impairment [member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(541,417)
Changes in intangible assets other than goodwill
Ending balance	(541,133)	(541,417)
Mining rights | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Development expenditures
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	69,124
Changes in intangible assets other than goodwill
Ending balance	51,028	69,124
Development expenditures | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	72,944	95,166
Changes in intangible assets other than goodwill
Acquisition	0	309
Disposal	0	0
Amortization	(24,238)	(37,033)
Reversal		0
Impairment	0
Others	5,799	14,502
Ending balance	54,505	72,944	95,166
Development expenditures | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	978,768
Changes in intangible assets other than goodwill
Ending balance	938,032	978,768
Development expenditures | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(905,805)
Changes in intangible assets other than goodwill
Ending balance	(883,527)	(905,805)
Development expenditures | Accumulated impairment [member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(19)
Changes in intangible assets other than goodwill
Ending balance	0	(19)
Development expenditures | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(3,820)	(5,043)
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	1,466	1,439
Reversal		0
Impairment	0
Others	(1,123)	(216)
Ending balance	(3,477)	(3,820)	(5,043)
Intangible assets under development
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	74,104
Changes in intangible assets other than goodwill
Ending balance	65,614	74,104
Intangible assets under development | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	81,430	67,018
Changes in intangible assets other than goodwill
Acquisition	39,559	51,988
Disposal	0	0
Amortization	0	0
Reversal		0
Impairment	(14)
Others	(53,253)	(37,576)
Ending balance	67,722	81,430	67,018
Intangible assets under development | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	94,275
Changes in intangible assets other than goodwill
Ending balance	76,625	94,275
Intangible assets under development | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Intangible assets under development | Accumulated impairment [member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(12,845)
Changes in intangible assets other than goodwill
Ending balance	(8,903)	(12,845)
Intangible assets under development | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(7,326)	(7,203)
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	0	0
Reversal		0
Impairment	0
Others	5,218	(123)
Ending balance	(2,108)	(7,326)	(7,203)
Usage rights of donated assets and other
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	169,783
Changes in intangible assets other than goodwill
Ending balance	157,143	169,783
Usage rights of donated assets and other | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	169,783	184,475
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	(11,394)	(13,594)
Reversal		0
Impairment	(150)
Others	(1,096)	(1,098)
Ending balance	157,143	169,783	184,475
Usage rights of donated assets and other | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	592,870
Changes in intangible assets other than goodwill
Ending balance	592,797	592,870
Usage rights of donated assets and other | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(423,087)
Changes in intangible assets other than goodwill
Ending balance	(435,518)	(423,087)
Usage rights of donated assets and other | Accumulated impairment [member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	(136)	0
Usage rights of donated assets and other | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Leasehold rights
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	5,848
Changes in intangible assets other than goodwill
Ending balance	4,888	5,848
Leasehold rights | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	5,848	6,340
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	(960)	(834)
Reversal		0
Impairment	0
Others	0	342
Ending balance	4,888	5,848	6,340
Leasehold rights | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	28,185
Changes in intangible assets other than goodwill
Ending balance	28,185	28,185
Leasehold rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(22,337)
Changes in intangible assets other than goodwill
Ending balance	(23,297)	(22,337)
Leasehold rights | Accumulated impairment [member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Leasehold rights | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Greenhouse gas emissions rights
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	78,137
Changes in intangible assets other than goodwill
Ending balance	43,960	78,137
Greenhouse gas emissions rights | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	78,137	61,373
Changes in intangible assets other than goodwill
Acquisition	57,466	78,091
Disposal	0	0
Amortization	0	(31)
Reversal		0
Impairment	0
Others	(91,643)	(61,296)
Ending balance	43,960	78,137	61,373
Greenhouse gas emissions rights | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	78,137
Changes in intangible assets other than goodwill
Ending balance	43,960	78,137
Greenhouse gas emissions rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Greenhouse gas emissions rights | Accumulated impairment [member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Greenhouse gas emissions rights | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Others
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	407,487
Changes in intangible assets other than goodwill
Ending balance	364,660	407,487
Others | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	407,558	416,346
Changes in intangible assets other than goodwill
Acquisition	4,073	2,229
Disposal	(260)	0
Amortization	(25,017)	(26,998)
Reversal		14
Impairment	0
Others	(21,627)	15,967
Ending balance	364,727	407,558	416,346
Others | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	574,957
Changes in intangible assets other than goodwill
Ending balance	551,396	574,957
Others | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(155,404)
Changes in intangible assets other than goodwill
Ending balance	(174,714)	(155,404)
Others | Accumulated impairment [member]
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(11,995)
Changes in intangible assets other than goodwill
Ending balance	(11,955)	(11,995)
Others | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(71)	(75)
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	4	4
Reversal		0
Impairment	0
Others	0	0
Ending balance	₩ (67)	₩ (71)	₩ (75)